RELATED PARTY DISCLOSURES (Details Narrative) - Consulting Agreement [Member] - MavDB Consulting LLC [Member] £ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2024 USD ($)	Aug. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)
Related Party Transaction [Line Items]
Related party transaction amount	$ 3	£ 2.4
Related party expense			$ 1	£ 0.8
Accounts payable related to agreement			accounts payable related to the agreement of $Nil as of December 31, 2024.	accounts payable related to the agreement of $Nil as of December 31, 2024.